Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 11 – RELATED PARTY TRANSACTIONS

Transactions with Mexedia SpA and Mexedia DAC

Telvantis Voice Services, Inc. and 42 Telecom Ltd. are party to bilateral voice and messaging service agreements with Mexedia SpA, an Italian telecommunications company, and Mexedia DAC, an Irish telecommunications entity, under which either party may act as a customer or vendor depending on destination-specific routing economics. Mexedia SpA and Mexedia DAC are considered related parties of the Company as Daniel Gilcher, who was appointed Chief Financial Officer of the Company effective January 3, 2026, simultaneously serves as Chief Financial Officer and Director of Mexedia SpA. Mexedia DAC was historically a wholly owned subsidiary of Telvantis Voice Services, Inc. (“TVS”) but was carved out of TVS prior to the Company’s acquisition of TVS and was excluded from the scope of TVS’s historical carve-out financial statements; accordingly, Mexedia DAC was not acquired by the Company in the December 31, 2025 acquisition of TVS. The Company continues to treat Mexedia DAC as a related party following the acquisition due to its historical affiliation with TVS.

For the three and six months ended June 30, 2026, 42 Telecom recognized revenue of $104 from Mexedia SpA and incurred cost of revenues of $121 from Mexedia SpA.

As of June 30, 2026 and December 31, 2025, accounts receivable from Mexedia DAC and Mexedia SpA were $9,332 and $11,710, respectively, reflected in accounts receivable, related party in the unaudited condensed consolidated balance sheets. Accounts payable to Mexedia DAC and Mexedia SpA were $3,683 and $9,261, respectively, reflected in accounts payable, related party in the unaudited condensed consolidated balance sheets.

In addition, Telvantis has pre-acquisition loan obligations to Mexedia DAC totaling $7,247 and $7,277 as of June 30, 2026 and December 31, 2025, respectively, reflected in due to related party in the unaudited condensed consolidated balance sheets. These obligations were assumed as part of the Telvantis acquisition on December 31, 2025 and were incurred in the ordinary course of Telvantis’s pre-acquisition operations. Pursuant to the terms of the loan agreement, Telvantis was required to make monthly payments of $75 commencing after the acquisition date. No scheduled payments have been made to date, the outstanding balance of $7,247 is due and payable as of June 30, 2026 in accordance with the terms of the agreement. As of June 30, 2026 and December 31, 2025, amounts due from Mexedia SpA were $58 and $58, respectively, and amounts due from Telvantis Inc. were $1,308 and $1,299, respectively, included in due from related party in the unaudited condensed consolidated balance sheets.

Issuance of Telvantis Earn-Out Shares to CFO-Controlled Entity

As described in Note 3 — Business Combinations, on May 22, 2026, the Company issued an aggregate of 6,924,700 shares of common stock in settlement of the earn-out component of the contingent consideration recognized in connection with the Telvantis acquisition. Included within this issuance were 1,041,000 shares issued to OTUS LLC, an entity controlled by Daniel Gilcher, the Company’s Chief Financial Officer. These shares did not constitute compensation for services rendered to the Company and were issued on the same terms, and subject to the same lock-up, trickle-out, and beneficial ownership limitation provisions, applicable to the other recipients of the Telvantis earn-out shares.

Transaction with Former Shareholder of 42 Telecom

Heritage Ventures Ltd. (“Heritage”), an Irish corporation controlled by Mr. Orlando Taddeo, was the 100% owner of 42 Telecom prior to its acquisition by the Company on August 1, 2025. Mr. Taddeo resigned as sole director of 42 Telecom effective December 31, 2025 and Heritage is no longer considered a related party of the Company from January 1, 2026. A dividend of EUR 601 in respect of 42 Telecom’s retained earnings for the year ended December 31, 2024 was declared payable to Heritage on October 31, 2025 and remained unpaid as of June 30, 2026. This obligation of $685 and $706 as of June 30, 2026 and December 31, 2025, respectively, is reflected in accrued expenses and other current liabilities and due to related party, respectively, in the unaudited condensed consolidated balance sheets.

42 Telecom – Other receivable

As part of the acquisition of 42 Telecom on August 1, 2025, the Company acquired a receivable from Nexora Holdings Ltd. (“Nexora”) amounting to EUR 363 (approximately $414), arising from an Intellectual Property Transfer Agreement dated July 1, 2025, under which 42 Telecom transferred certain proprietary software and related intellectual property to Nexora in exchange for consideration of EUR 363. Nexora is considered a related party of the Company as Nexora and 42 Telecom share common management.

The payment is subject to a five-year moratorium, during which no cash settlement is required unless Nexora generates profits directly from the transferred intellectual property, in which case partial or full payment becomes due earlier. As of June 30, 2026 and December 31, 2025, the carrying amount of the receivable was $414 and $427, respectively, reflected in other receivable, related party in the condensed consolidated balance sheets. The change in carrying amount from December 31, 2025 to June 30, 2026 is attributable to foreign currency translation adjustments. Management continues to monitor the balance for collectability. No additional transactions occurred with Nexora during the three and six months ended June 30, 2026.

Chief Executive Officer Compensation

Jenifer Osterwalder, the Company’s Chief Executive Officer, charges the Company $12 per month for services rendered. Total compensation expensed during the three and six months ended June 30, 2026 and 2025 was $36 and $72, and $36 and $72, respectively. As of June 30, 2026 and December 31, 2025, amounts due to the CEO related to accrued compensation were $648 and $576, respectively.

Loans from Related Parties

In June 2025, the Company entered into a loan agreement with SKY PLL OU, a shareholder of the Company, whereby the Company may borrow up to $500. The loan bears no interest. During the three and six months ended June 30, 2026, the Company repaid the outstanding balance of $10 in full. As of June 30, 2026 and December 31, 2025, the total amount outstanding under this agreement was $0 and $10, respectively.

On June 2, 2025, the Company entered into a promissory note with Mr. Michael Turner, a member of the Board of Directors, for a principal amount of $10. The note bears interest at 5% per annum unless repaid within 60 days of issuance. During the three and six months ended June 30, 2026, the Company repaid the outstanding balance of $10 in full. As of June 30, 2026 and December 31, 2025, the total amount outstanding under this note was $0 and $10, respectively.

NOTE 11 – RELATED PARTY TRANSACTIONS

42 Telecom Acquisition

On July 15, 2025, the Company entered into a Definitive Share Exchange Agreement (the “Agreement”) with Heritage, an Irish corporation, and 42 Telecom, a Maltese corporation. Pursuant to the Agreement, the Company acquired 100% of the outstanding capital stock of 42 Telecom in exchange for 8,000,000 shares of the Company’s common stock, plus 8,000,000 escrow shares subject to performance-based and valuation-adjustment provisions (see Note 3 – Business Combinations).

Under the terms of the Agreement, each Heritage holder’s beneficial ownership of the Company’s outstanding common stock is expressly limited to 4.9% or less at all times. This ownership limitation is intended to prevent any holder from being deemed an “affiliate” under SEC Rule 144 and to ensure that no post-closing shareholder obtains control or significant influence over the Company’s management or policies.

At the time the Agreement was executed and the transaction consummated, neither Heritage nor 42 Telecom was a related party to the Company as defined in ASC 850-10-20 and PCAOB AS 2410.02-.03, since no common ownership, control, or significant influence existed. The transaction was negotiated and completed on an arm’s-length basis and approved by the independent members of the Company’s Board of Directors. Accordingly, management has concluded that the share exchange does not constitute a related-party transaction for purposes of ASC 850-10-50 or Regulation S-X § 4-08(k).

The acquisition accounted for as a business combination under ASC 805, with the identifiable assets acquired and liabilities assumed recognized at their estimated fair values as of the closing date. The Company’s post-acquisition financial statements includes the results of 42 Telecom beginning on the date of acquisition. See Note 3 for further detail.

Transaction with Mexedia SpA and Mexedia DAC

42 Telecom is party to bilateral messaging service agreements with Mexedia SpA, an Italian telecommunications company, under which either party may act as a customer or vendor depending on destination-specific routing economics. The Company has determined that Mexedia SpA was a related party of the Company for the period August 1 through December 31, 2025. Mr. Orlando Taddeo served as the sole director of 42 Telecom throughout the post-acquisition period while simultaneously serving as Chief Executive Officer and Director of Mexedia SpA through October 2025 and retaining a controlling ownership interest in Mexedia SpA through Heritage through December 31, 2025.

For the period August 1 through December 31, 2025, revenues recognized from Mexedia SpA were $7,288,094 and cost of revenues incurred from Mexedia SpA as a termination services vendor were $7,303,516, each presented on a gross basis as 42 Telecom acts as principal under ASC 606. Transactions between 42 Telecom and Mexedia SpA are conducted pursuant to bilateral messaging service agreements on a destination-specific routing basis and are priced based on market rates for telecommunications termination services.

At December 31, 2025, accounts receivable from Mexedia SpA of $2,699,665 and contract assets of $2,633,806 representing December 2025 messaging services billed to Mexedia SpA in January 2026 are reflected in accounts receivable, related party and contract assets, respectively, in the consolidated balance sheets. Accounts payable to Mexedia SpA of $5,415,984 are reflected in accounts payable, related party in the consolidated balance sheets.

Daniel Gilcher served as Chief Financial Officer and Director of Mexedia SpA throughout the year ended December 31, 2025 and held no executive role at the Company during that period. Mr. Gilcher received 400,000 shares of Spectral common stock in connection with the 42 Telecom acquisition and 175,000 shares in connection with the Telvantis acquisition from the respective sellers and did not constitute compensation for services rendered to the Company. He was appointed Chief Financial Officer of the Company effective January 3, 2026.

Mexedia DAC is a wholly owned subsidiary of TVS that has historically been excluded from the scope of TVS’s audited carve-out financial statements. Because Mexedia DAC falls outside that reporting scope, the Company has determined that transactions and balances between TVS and Mexedia DAC are treated as related-party transactions as of December 31, 2025. The Company maintains a customer and vendor relationship with Mexedia DAC arising in the ordinary course of TVS’s business. As of December 31, 2025, accounts receivable from Mexedia DAC were $9,010,266, reflected in accounts receivable, related party, and accounts payable to Mexedia DAC were $3,168,784, reflected in accounts payable, related party, in the consolidated balance sheets.

Transaction With Former Shareholder of 42 Telecom

Heritage is the 100% owner of 42 Telecom prior to its acquisition by the Company on August 1, 2025. The beneficial owner of Heritage is Mr. Orlando Taddeo. Heritage is considered a related party of the Company through Mr. Taddeo’s continued service as sole director of 42 Telecom through December 31, 2025.

The beneficial owner of Heritage, Mr. Orlando Taddeo, bought 42 Telecom (through Heritage) in September 2023. At the time, Mexedia SpA verbally promised a share option incentive scheme to staff if 42 Telecom reached an EBITDA of €1.2 million in 2024. Further, payments were made due to the 2024 performance of 42 Telecom, but it was not something that was included in employee agreements. Employees had regular payments that were made and accrued for within the 2024 results, but this payment was separate from those. It was only in July, 2025 that agreements were distributed and signed by employees, and those agreements were provided by Heritage. It was determined that 42 Telecom acted solely as a paying agent in the transaction whereby Heritage will pay cash bonuses to 42 Telecom’s employees. The transaction is deemed payable in the third quarter of 2025, when the final determination was made. Heritage, as the primary obligor will record the P&L impact on its books and 42 Telecom will record the pass-through transaction. Accordingly, during the year ended December 31, 2025, the Company distributed €1.3 million to the employee and related tax payable by employees depending on their tax band.

Heritage, the former sole shareholder of 42 Telecom and an entity controlled by Mr. Orlando Taddeo, provided management services to 42 Telecom. Management fee invoices of EUR 102,000 were issued by Heritage to 42 Telecom for services in the first half of 2025 and subsequently reversed in full by credit note on June 30, 2025, resulting in no net management fee expense recognized during the year ended December 31, 2025. During the year ended December 31, 2025, cash payments totaling approximately $180,000 (EUR 153,000) were made to Heritage in settlement of management fees accrued in prior periods. At December 31, 2025, approximately $100,000 (EUR 85,000) remained payable to Heritage in respect of prior period management fees and is included in accounts payable, related party in the consolidated balance sheets.

A dividend of EUR 600,600 in respect of 42 Telecom’s retained earnings for the year ended December 31, 2024 was declared on October 31, 2025, payable to Heritage as the former 100% shareholder of 42 Telecom. The dividend remained unpaid at December 31, 2025 and is reflected as a liability of $706,492, due to related party in the consolidated balance sheets. See Note 3 — Business Combinations for further details.

42 Telecom - Other receivable

As part of the acquisition of 42 Telecom on August 1, 2025, the Company acquired a receivable from Nexora Holdings Ltd. (“Nexora”) amounting to €362,597 (approximately $417,095). Nexora is an entity controlled by Mr. Orlando Taddeo and is therefore considered a related party under ASC 850.

The receivable originated from an Intellectual Property Transfer Agreement dated July 1, 2025, between 42 Telecom and Nexora. Under this agreement, 42 Telecom transferred certain proprietary software and related IP to Nexora in exchange for consideration of €362,597. The payment is subject to a five-year moratorium, during which no cash settlement is required unless Nexora generates profits directly from the transferred IP, in which case partial or full payment becomes due earlier. The receivable was recognized as part of the purchase-price allocation in connection with the 42 Telecom acquisition and remains outstanding as of December 31, 2025, with a carrying amount of US $426,526. The change in U.S. dollar equivalent from the acquisition date is solely due to foreign currency translation adjustments. Management continues to monitor the balance for collectability. No additional transactions occurred with Nexora Holdings Ltd. during the period. The Company concluded that the IP sale did not constitute a discontinued operation as per ASC 205.

Chief Executive Officer Compensation

Jenifer Osterwalder, the Company’s Chief Executive Officer, charges the Company $12,000 per month beginning January 1, 2021 for services rendered. Total amounts expended in the Company’s condensed consolidated financial statements in connection with the CEO’s services was $144,000 for the both years ended December 31, 2025 and 2024, respectively. As of December 31, 2025 and 2024, amounts due to the CEO related to accrued salaries were $576,000 and $432,000 respectively.

During the year ended December 31, 2024, the Company issued 68,311 shares of common stock in satisfaction of $6,150 in advances previously made by the Chief Executive Officer on behalf of the Company, resulting in a loss on extinguishment of $501.

Loans from Related Parties

On February 5, 2025, the Company entered into a loan agreement with B Holdings OU, which is associated with the beneficial owner of DecusPro, Mr. Boriss Aleksandrov, a shareholder of the Company. During the year ended December 31, 2025, the Company received total of proceeds of $204,590 under this agreement and repaid the full amount during the same year. The loan bore interest at 10% per annum repayable on demand and matured in 12 months. As of December 31, 2025, no balance was outstanding under this agreement.

In June 2025, the Company entered into a loan agreement with SKY PLL OU, a shareholder of the Company, whereby the Company may borrow up to a total principal amount of $500,000. During the year ended December 31, 2025, the Company received a total of $10,000 under this agreement. The loan bears no interest and matures on December 31, 2025. As of December 31, 2025, the total amount due under this agreement was $10,000. The Company is currently in extension discussions regarding payment term.

On June 2, 2025, the Company entered into a promissory note with Mr. Michael Turner, a member of the Board of Directors, for a principal amount of $10,000. The note bears interest at 5% per annum, unless repaid in full within 60 days of issuance, in which case no interest is due. The principal and any accrued interest are payable on demand. As of December 31, 2025, the total amount due under this note was $10,000.

Telvantis Voice Services, Inc. — Assumed Related Party Balances

In connection with the acquisition of Telvantis, on December 31, 2025 the Company assumed certain pre-existing related party balances. As of December 31, 2025, amounts due to related parties of $7,276,918 are included in current liabilities in the consolidated balance sheets, representing loans payable to Mexedia, $7,276,918. Mexedia SpA is a related party of the Company as described above. The loans were incurred in the ordinary course of Telvantis’s pre-acquisition operations. Additionally, as of December 31, 2025, amounts due from related parties of $1,357,768 are included in current assets, representing $1,299,468 owed by Telvantis Inc. (the seller), and $58,300 owed by Mexedia SpA. These balances are expected to be settled in the ordinary course of business.

Transactions with Former Chairman and Affiliates

During the years ended December 31, 2025 and 2024, the Company received $125,000 and $550,700, respectively, in total demand advances from the former Chairman of the Board of Directors, Sean Michael Brehm. These advances are documented under a promissory note dated November 14, 2024 (“Note”). The Note provides for up to $2,500,000 in advances under the Note by Mr. Brehm to Spectral. The Note must be repaid by the Company, including accrued interest at 4% APR at the end of five years. The Note balance may be applied to the exercise of Mr. Brehm’s options to acquire common stock in the Company at any time while the Note is outstanding. In May 2025, the Company entered into a settlement agreement with Sean Brehm and affiliated entities to rescind all prior agreements and no longer owes Mr. Brehm compensation for the demand advances. As a result of the settlement, the total outstanding balance of $675,700 was relieved and recorded to additional paid-in capital. As of December 31, 2025 and 2024, amounts due under the note totaled $0 and $550,700, respectively.

Sean Michael Brehm, the Company’s former Chairman and a member of the Board of Directors, is also the sole shareholder of Node Nexus Network Co. LLC (“NNN”), which the Company had acquired in exchange for 1,000,000 shares of newly designated Series Quantum Preferred Stock effective August 29, 2024; see Note 14. In connection with the acquisition, Sean Michael Brehm also purchased 5,050,000 of the Company’s common shares at $0.20 per share for a total purchase price of $1,010,000. Due to the related party and common control nature of this transaction, the acquisition was accounted for at the carrying value of the acquired net assets of NNN. Assets acquired consisted of approximately $4,955 in cash. The pre-acquisition financial results of NNN were not significant. Due to the rescission below, the initial transaction was recorded at par value.

Prior to the close of the acquisition, the Company paid approximately $145,000 to NNN for development services. Subsequently, on November 13, 2024, the transaction was rescinded. The 1,000,000 Series Quantum Preferred Shares that were issued have been assigned to a new Delaware corporation, controlled by Sean Michael Brehm, which was assigned the intellectual property previously owned by NNN. The new entity was recently established and had no operations.

The Company entered into a settlement agreement with Sean Brehm and affiliated entities to rescind all prior acquisitions and planned collaborations involving Node Nexus Network, Vogon Cloud, Quantomo, and Crwdunit. Under the agreement, Spectral retains ownership of 104 patent filings developed during the course of the collaboration. Brehm and his affiliates will pursue independent commercial development of the technology associated with Node Nexus Network, Vogon Cloud, Quantomo, and Crwdunit in a separate private vehicle. All shares previously issued to Brehm and his affiliates have been returned and cancelled except for the private placement shares of 5,050,000 purchased by Brehm which were fully paid for. As of December 31, 2025, these entities did not have any assets or liabilities as to be reflected as discontinued operations. Additionally, the Company intends to continue the development of its intellectual property and software development on its own and does not require any resources, assets or inputs from any of the above entities or individuals to continue the development of its technologies.

Governance Changes

Effective June 2, 2025, five members of the Board of Directors—Sean Brehm, Sam Lee, Aby Alexander, Chad Lemming, and Paul Breitenbach—resigned. On the same date, the Board appointed Michael Turner and Jeffrey Chong as new directors. Subsequently, Gottfried Werner and Olga Nezerenko were appointed to the board on November 19, 2025 and December 27, 2025 respectively. These changes are part of the Company’s broader governance overhaul in preparation for a potential Nasdaq uplisting.